Pension benefits - Annual Pension Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Retirement Benefits [Abstract]
Service cost	$ 2	$ 7	$ 12
Interest cost	2	3	4
Gross pension cost for the year	4	10	16
Expected return on plan assets	(1)	(4)	(3)
Administration charges	0	0	1
Net pension cost for the year	3	6	14
Social security cost	0	1	2
Amortization of actuarial gains/losses	0	1	3
Impact of settlement/curtailment funded status	(1)	(1)	0
Total net pension cost	$ 2	$ 7	$ 19